Structured entities - Unconsolidated Structured Entities, Total Assets (Details) - GBP (£) £ in Billions	Dec. 31, 2025	Dec. 31, 2024
Collective investment vehicles and limited partnerships
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Total assets of structured entities	£ 2,627	£ 2,434
Securitisation vehicles
STRUCTURED ENTITIES (Details) - Narrative [Line Items]
Total assets of structured entities	£ 4	£ 5